Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Significant Accounting Policies

Note 3—Significant Accounting Policies

PMT’s significant accounting policies are summarized below.

Basis of Presentation

The Company’s consolidated financial statements have been prepared in compliance with accounting principles generally accepted in the United States (“GAAP”) as codified in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”).

Use of Estimates

Preparation of financial statements in compliance with GAAP requires the Manager to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results will likely differ from those estimates.

Consolidation

The consolidated financial statements include the accounts of PMT and all wholly-owned subsidiaries. PMT has no significant equity method or cost-basis investments. Intercompany accounts and transactions have been eliminated upon consolidation. The Company also consolidates assets and liabilities included in a securitization transaction, and CRT Agreements as discussed below.

Securitization Transactions

The Company enters into various types of on- and off-balance sheet transactions with special purpose entities (“SPEs”), which are trusts that are established for a limited purpose. Generally, SPEs are formed in connection with securitization transactions. In a securitization transaction, the Company transfers mortgage loans on its balance sheet to an SPE, which then issues to investors various forms of beneficial interests in those assets. In a securitization transaction, the Company typically receives a combination of cash and interests in the SPE in exchange for the assets transferred by the Company.

SPEs are generally Variable Interest Entities (“VIEs”). A VIE is an entity having either a total equity investment at risk that is insufficient to finance its activities without additional subordinated financial support or whose equity investors at risk lack the ability to control the entity’s activities. Variable interests are investments or other interests that will absorb portions of a VIE’s expected losses or receive portions of the VIE’s expected residual returns. Expected residual returns represent the expected positive variability in the fair value of a VIE’s net assets.

PMT consolidates the assets and liabilities of VIEs of which the Company is the primary beneficiary. The primary beneficiary is the party that has both the power to direct the activities that most significantly impact the VIE and holds a variable interest that could potentially be significant to the VIE. To determine whether a variable interest the Company holds could potentially be significant to the VIE, the Company considers both qualitative and quantitative factors regarding the nature, size and form of its involvement with the VIE. The Company assesses whether it is the primary beneficiary of a VIE on an ongoing basis.

The Company evaluates the securitization trust into which mortgage loans are transferred to determine whether the entity is a VIE and whether the Company is the primary beneficiary and therefore is required to consolidate the securitization trust.

Jumbo Mortgage Loan Financing

On September 30, 2013, the Company completed a securitization transaction in which PMT Loan Trust 2013-J1, a VIE, issued $537.0 million in unpaid principal balance (“UPB”) of certificates backed by fixed-rate prime jumbo mortgage loans at a 3.9% weighted yield. The VIE is consolidated by the Company as the Manager determined that PMT is the primary beneficiary of the VIE. The Manager concluded that PMT is the primary beneficiary of the VIE as it has the power, through its affiliate, PLS, in its role as servicer of the mortgage loans, to direct the activities of the trust that most significantly impact the trust’s economic performance. Further, the retained subordinated and residual interest trust certificates expose the Company to losses and returns that could potentially be significant to the VIE.

The asset-backed securities issued by the consolidated VIE are backed by the expected cash flows from the underlying fixed-rate prime jumbo mortgage loans. Cash inflows from these fixed-rate prime jumbo mortgage loans are distributed to investors and service providers in accordance with the contractual priority of payments and, as such, most of these inflows must be directed first to service and repay the senior certificates. After the senior certificates are settled, substantially all cash inflows will be directed to the subordinated certificates until fully repaid and, thereafter, to the residual interest in the trust that the Company owns.

The Company retains beneficial interests in the securitization transaction, including subordinated certificates and residual interests issued by the VIE. The Company retains credit risk in the securitization because the Company’s beneficial interests include the most subordinated interests in the securitized assets, which are the first to absorb credit losses on those assets. The Manager expects that any credit losses in the pools of securitized assets will likely be limited to the Company’s subordinated and residual interests. The Company has no obligation to repurchase or replace securitized assets that subsequently become delinquent or are otherwise in default other than pursuant to breaches of representations and warranties.

For financial reporting purposes, the mortgage loans owned by the consolidated VIE are included in Mortgage loans at fair value on the Company’s consolidated balance sheets and are also shown under a separate statement following the Company’s consolidated balance sheets. The securities issued to third parties by the consolidated VIE are included in Asset-backed financing of a variable interest entity at fair value on the Company’s consolidated balance sheets. The Company recognizes the interest income earned on the mortgage loans owned by the VIE and the interest expense attributable to the asset-backed securities issued to nonaffiliates by the VIE on its consolidated income statements.

Credit Risk Transfer

The Company, through its wholly-owned subsidiary, PennyMac Corp. (“PMC”), entered into CRT Agreements with Fannie Mae, pursuant to which PMC, through subsidiary trust entities, sells pools of mortgage loans into Fannie Mae-guaranteed securitizations while retaining a portion of the credit risk underlying such mortgage loans (“Recourse Obligations”) as part of the retention of an interest-only (“IO”) ownership interest in such mortgage loans.  The mortgage loans subject to the CRT Agreements are transferred by PMC to subsidiary trust entities which sell the mortgage loans into Fannie Mae mortgage loan securitizations. Transfers of mortgage loans subject to CRT Agreements receive sale accounting treatment upon fulfillment of the criteria for sale recognition contained in the Transfers and Servicing topic of the ASC.

The Manager has concluded that the Company’s subsidiary trust entities are VIEs and the Company is the primary beneficiary of the VIEs as it is the holder of the primary beneficial interests which absorb the variability of the trusts’ results of operations. Consolidation of the VIEs results in the inclusion on the Company’s consolidated balance sheet of the fair value of the Recourse Obligations, retained IO ownership interest and the cash pledged to fulfill the Recourse Obligations in the form of a derivative financial instrument and the pledged cash. The pledged cash represents the Company’s maximum contractual exposure to claims under its Recourse Obligations and is the sole source of settlement of losses under the CRT Agreements. Gains and losses on net derivatives related to CRT Agreements are included in Net gain on investments in the consolidated statements of income.

Fair Value

PMT groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. These levels are:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.
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Level 2—Prices determined or determinable using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and other inputs.

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Level 3—Prices determined using significant unobservable inputs. In situations where significant observable inputs are unavailable, unobservable inputs may be used. Unobservable inputs reflect the Company’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” fair value assets and liabilities, the Manager is required to make judgments regarding these items’ fair values. Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in valuing these financial statement items and their fair values. Likewise, due to the general illiquidity of some of these assets and liabilities, subsequent transactions may be at values significantly different from those reported.

The Manager reclassifies its assets and liabilities between levels of the fair value hierarchy when the inputs required to establish fair value at a level of the fair value hierarchy are no longer readily available, requiring the use of lower-level inputs, or when the inputs required to establish fair value at a higher level of the hierarchy become available.

Short-Term Investments

Short-term investments are carried at fair value with changes in fair value recognized in current period income. Short-term investments represent deposit accounts. The Company categorizes its short-term investments as “Level 1” fair value assets.

Mortgage-Backed Securities

The Company invests in Agency and non-Agency MBS. Purchases and sales of MBS are recorded as of the trade date. The Company’s investments in MBS are carried at fair value with changes in fair value recognized in current period income. Changes in fair value arising from amortization of purchase premiums and accrual of unearned discounts are recognized using the interest method and are included in Interest income. Changes in fair value arising from other factors are included in Net gain (loss) on investments. The Company categorizes its investments in MBS as “Level 2” fair value assets.

Interest Income Recognition

Interest income on MBS is recognized over the life of the security using the interest method. The Manager estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the security’s purchase price. The Manager updates its cash flow estimates monthly.

Estimating cash flows requires a number of inputs that are subject to uncertainties, including the rate and timing of principal payments (including prepayments, repurchases, defaults and liquidations), coupon interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans underlying the securities. The Manager applies its judgment in developing its estimates. However, these uncertainties are difficult to predict; therefore, the outcome of future events will affect the timing and amount of interest income.

Mortgage Loans

Mortgage loans are carried at their fair values. Changes in the fair value of mortgage loans are recognized in current period income. Changes in fair value, other than changes in fair value attributable to accrual of unearned discounts and amortization of purchase premiums, are included in Net gain on investments for mortgage loans classified as mortgage loans at fair value and mortgage loans under forward purchase agreements at fair value and Net gain on mortgage loans acquired for sale for mortgage loans classified as mortgage loans acquired for sale at fair value. Changes in fair value attributable to accrual of unearned discounts and amortization of purchase premiums are included in Interest income on the consolidated statements of income.

Sale Recognition

The Company purchases from and sells mortgage loans into the secondary mortgage market without recourse for credit losses. However, the Company maintains continuing involvement with the mortgage loans in the form of servicing arrangements and the liability under the representations and warranties it makes to purchasers and insurers of the mortgage loans.

The Company recognizes transfers of mortgage loans as sales based on whether the transfer is made to a VIE:

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For mortgage loans that are not transferred to a VIE, the Company recognizes the transfer as a sale when it surrenders control over the mortgage loans. Control over transferred mortgage loans is deemed to be surrendered when (i) the mortgage loans have been isolated from the Company, (ii) the transferee has the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred mortgage loans, and (iii) the Company does not maintain effective control over the transferred mortgage loans through either (a) an agreement that entitles and obligates the Company to repurchase or redeem them before their maturity or (b) the ability to unilaterally cause the holder to return specific mortgage loans.

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For mortgage loans that are transferred to a VIE, the Company recognizes the transfer as a sale when the Manager determines that the Company is not the primary beneficiary of the VIE, as the Company does not both have the power to direct the activities that will have the most significant economic impact on the VIE and does not hold a variable interest that could potentially be significant to the VIE.

Interest Income Recognition

The Company has the ability but not the intent to hold mortgage loans acquired for sale, mortgage loans at fair value other than mortgage loans held in a VIE, and mortgage loans under forward purchase agreements for the foreseeable future. Therefore, interest income on mortgage loans acquired for sale, mortgage loans at fair value other than mortgage loans held in a VIE, and mortgage loans under forward purchase agreements is recognized over the life of the loans using their contractual interest rates.

The Company has both the ability and intent to hold mortgage loans held in a VIE for the foreseeable future. Therefore, interest income on mortgage loans held in a variable interest entity is recognized over the estimated remaining life of the mortgage loans using the interest method. Unearned discounts and purchase premiums are accrued and amortized to interest income using the effective interest rate inherent in the estimated cash flows from the mortgage loans.

Income recognition is suspended and the accrued unpaid interest receivable is reversed against interest income when mortgage loans become 90 days delinquent, or when, in the Manager’s opinion, a full recovery of income and principal becomes doubtful. Income recognition is resumed when the loan becomes contractually current.

Excess Servicing Spread

The Company has acquired the right to receive the ESS related to MSRs owned by PFSI. ESS is carried at its fair value. Changes in fair value are recognized in current period income in Net gain on investments. Because ESS is a claim to a portion of the cash flows from MSRs, its valuation process is similar to that of MSRs. The Manager uses the same discounted cash flow approach to value the ESS as it uses to value the related MSRs except that certain inputs relating to the cost to service the mortgage loans underlying the MSRs and certain ancillary income are not included as these cash flows do not accrue to the holder of the ESS. The Company categorizes ESS as a “Level 3” fair value asset.

Interest Income Recognition

Interest income for ESS is accrued using the interest method, based upon the expected yield from the ESS through the expected life of the underlying mortgages. Changes to the expected interest yield result in a change in fair value which is recorded in Interest income.

Derivative Financial Instruments

In its correspondent production activities, the Company makes contractual commitments to correspondent sellers to purchase mortgage loans at specified interest rates (“interest rate lock commitments” or “IRLCs”). These commitments are accounted for as derivative financial instruments. The Company manages the risk created by IRLCs relating to mortgage loans acquired for sale by entering into forward sale agreements to sell the resulting mortgage loans and by the purchase and sale of interest rate options and futures. Such agreements are also accounted for as derivative financial instruments. These instruments may also be used to manage the risk created by changes in interest rates on certain of the MBS and MSRs the Company holds. The Company classifies its IRLCs as “Level 3” fair value assets and liabilities and the derivative assets and liabilities it acquires to manage the risks created by IRLCs and from holding MBS, mortgage loans pending sale and MSRs as “Level 1” or “Level 2” fair value assets and liabilities.

The Company enters into CRT Agreements whereby it retains a portion of the credit risk relating to mortgage loans it sells into Fannie Mae guaranteed securitizations and retains an IO ownership interest in such mortgage loans. These investments are classified as “Level 3” fair value assets.

All other derivative financial instruments are used for risk management activities.

The Company accounts for its derivative financial instruments as free-standing derivatives. The Company does not designate its derivative financial instruments for hedge accounting. All derivative financial instruments are recognized on the balance sheet at fair value with changes in fair value being reported in current period income. The fair value of the Company’s derivative financial instruments is included in Derivative assets and Derivative liabilities and changes in fair value are included in Net gain on mortgage loans acquired for sale, in Net gain on investments or in Net mortgage loan servicing fees, as applicable, in the Company’s consolidated statements of income.

When the Company has master netting agreements with its derivatives counterparties, the Company nets its counterparty positions along with any cash collateral received from or delivered to the counterparty.

Real Estate Acquired in Settlement of Loans

REO is measured at the lower of the acquisition cost of the property (as measured by purchase price in the case of purchased REO; or the fair value of the mortgage loan immediately before REO acquisition in the case of acquisition in settlement of a mortgage loan) or its fair value reduced by estimated costs to sell. The Company categorizes REO as a “Level 3” fair value asset. Changes in fair value to levels that are less than or equal to acquisition cost and gains or losses on sale of REO are recognized in the consolidated statements of income under the caption Results of real estate acquired in settlement of loans.

Mortgage Servicing Rights

MSRs arise from contractual agreements between the Company and investors (or their agents) in mortgage securities and mortgage loans. Under these contracts, the Company is obligated to provide mortgage loan servicing functions in exchange for fees and other remuneration. The servicing functions typically performed include, among other responsibilities, collecting and remitting mortgage loan payments; responding to borrower inquiries; accounting for principal and interest, holding custodial (impound) funds for payment of property taxes and insurance premiums; counseling delinquent mortgagors; and supervising the acquisition and disposition of REO. The Company has engaged PFSI to provide these services on its behalf.

The Company recognizes MSRs initially at their fair values, either as proceeds from sales of mortgage loans where the Company assumes the obligation to service the mortgage loan in the sale transaction, or from the purchase of MSRs. The precise fair value of MSRs is difficult to determine because MSRs are not actively traded in observable stand-alone markets. Considerable judgment is required to estimate the fair values of these assets and the exercise of such judgment can significantly affect the Company’s earnings. Therefore, the Company categorizes its MSRs as “Level 3” fair value assets.

The fair value of MSRs is derived from the net positive cash flows associated with the servicing contracts. The Company receives a servicing fee of generally 0.25% annually on the remaining outstanding principal balances of conventional mortgage loans. The servicing fees are collected from the monthly payments made by the mortgagors. The Company generally receives other remuneration including rights to various mortgagor-contracted fees such as late charges and collateral reconveyance charges and the Company is generally entitled to retain any interest earned on funds held pending remittance of mortgagor principal, interest, tax and insurance payments.

 The Company accounts for MSRs at either the asset’s fair value with changes in fair value recorded in current period earnings or using the amortization method with the MSRs carried at the lower of amortized cost or fair value based on the class of MSR. The Company has identified two classes of MSRs: originated MSRs backed by mortgage loans with initial interest rates of less than or equal to 4.5%; and originated MSRs backed by mortgage loans with initial interest rates of more than 4.5%. Originated MSRs backed by mortgage loans with initial interest rates of less than or equal to 4.5% are accounted for using the amortization method. Originated MSRs backed by loans with initial interest rates of more than 4.5% are accounted for at fair value with changes in fair value recorded in current period income.

MSRs Accounted for Using the MSR Amortization Method

The Company amortizes MSRs that are accounted for using the MSR amortization method. MSR amortization is determined by applying the ratio of the net MSR cash flows projected for the current period to the projected total remaining net MSR cash flows. The estimated total net MSR cash flows are estimated at the beginning of each month using prepayment inputs applicable at that time.

The Company assesses MSRs accounted for using the amortization method for impairment monthly. Impairment occurs when the current fair value of the MSR falls below the asset’s amortized cost. If MSRs are impaired, the impairment is recognized in current-period income and the carrying value (carrying value is amortized cost reduced by a valuation allowance) of the MSRs is adjusted through a valuation allowance. If the fair value of impaired MSRs subsequently increases, the Company recognizes the increase in fair value in current-period earnings and adjusts the carrying value of the MSRs through a reduction in the valuation allowance to adjust the carrying value only to the extent of the valuation allowance.

The Company stratifies its MSRs by risk characteristic when evaluating for impairment. For purposes of performing its MSR impairment evaluation, the Company stratifies its servicing portfolio on the basis of certain risk characteristics including mortgage loan type (fixed-rate or adjustable-rate) and note interest rate. Fixed-rate mortgage loans are stratified into note interest rate pools of 50 basis points for note interest rates between 3.0% and 4.5% and a single pool for note interest rates below 3%. Adjustable rate mortgage loans with initial interest rates of 4.5% or less are evaluated in a single pool. If the fair value of MSRs in any of the note interest rate pools is below the amortized cost of the MSRs for that pool, impairment is recognized to the extent of the difference between the fair value and the existing carrying value for that pool.

The Manager periodically reviews the various impairment strata to determine whether the fair value of the impaired MSRs in a given stratum is likely to recover in the foreseeable future. When the Manager deems recovery of the fair value to be unlikely in the foreseeable future, a write-down of the cost of the MSRs for that stratum to its estimated recoverable value is charged to the valuation allowance.

Amortization and impairment of MSRs are included in current period income as a component of Net mortgage loan servicing fees.

MSRs Accounted for at Fair Value

Changes in fair value of MSRs accounted for at fair value are recognized in current period income as a component of Net mortgage loan servicing fees.

Servicing Advances

Servicing advances represent advances made on behalf of borrowers and the mortgage loans’ investors to fund delinquent balances for property tax and insurance premiums and out of pocket costs (e.g., preservation and restoration of mortgaged property REO, legal fees, appraisals and insurance premiums). Servicing advances are made in accordance with the Company’s servicing agreements and, when made, are deemed recoverable. The Company periodically reviews servicing advances for collectability. Servicing advances are written off when they are deemed uncollectible.

Borrowings

Borrowings, other than Asset-backed financing of a VIE at fair value, are carried at historical cost. Costs of creating the facilities underlying the agreements are included in the carrying value of the borrowing facilities and are amortized to Interest expense over the term of the borrowing facility on the straight-line basis.

Asset-backed financing of a VIE at Fair Value

The certificates issued to nonaffiliates by the Company relating to the asset-backed financing are recorded as borrowings. Certificates issued to nonaffiliates have the right to receive principal and interest payments of the mortgage loans held by the consolidated VIE. Asset-backed financings of the VIE are carried at fair value. Changes in fair value are recognized in current period income as a component of Net gain on investments. The Company categorizes asset-backed financing of the VIE at fair value as a “Level 2” fair value liability.

Liability for Losses Under Representations and Warranties

The Company provides for its estimate of the losses that it expects to incur in the future as a result of its breach of the representations and warranties that it provides to the purchasers and insurers of the mortgage loans it has sold. The Company’s agreements with the Agencies and other investors include representations and warranties related to the mortgage loans the Company sells to the Agencies and other investors. The representations and warranties require adherence to Agency and other investor origination and underwriting guidelines, including but not limited to the validity of the lien securing the mortgage loan, property eligibility, borrower credit, income and asset requirements, and compliance with applicable federal, state and local law.

In the event of a breach of its representations and warranties, the Company may be required to either repurchase the mortgage loans with the identified defects or indemnify the investor or insurer. In such cases, the Company bears any subsequent credit loss on the mortgage loans. The Company’s credit loss may be reduced by any recourse it has to correspondent lenders that, in turn, had sold such mortgage loans to the Company and breached similar or other representations and warranties. In such event, the Company has the right to seek a recovery of related repurchase losses from that correspondent lender.

The Company records a provision for losses relating to representations and warranties as part of its mortgage loan sale transactions. The method used to estimate the liability for representations and warranties is a function of the representations and warranties given and considers a combination of factors, including, but not limited to, estimated future defaults and mortgage loan repurchase rates, the estimated severity of loss in the event of default and the probability of reimbursement by the correspondent mortgage loan seller. The Company establishes a liability at the time mortgage loans are sold and periodically updates its liability estimate. The level of the liability for representations and warranties is reviewed and approved by the Manager’s management credit committee.

The level of the liability for representations and warranties is difficult to estimate and requires considerable management judgment. The level of mortgage loan repurchase losses is dependent on economic factors, investor demand strategies, and other external conditions that may change over the lives of the underlying mortgage loans. The Company’s representations and warranties are generally not subject to stated limits of exposure. However, the Manager believes that the current unpaid principal balance of mortgage loans sold by the Company to date represents the maximum exposure to repurchases related to representations and warranties. The Manager believes the range of reasonably possible losses in relation to the recorded liability is not material to the Company’s financial condition or income.

Underwriting Commissions and Offering Costs

Underwriting commissions and offering costs incurred in connection with the Company’s share offerings are reflected as a reduction of additional paid-in capital. Contingent offering costs that are deemed by the Manager as probable of being paid are recorded as a reduction of additional paid-in capital.

Mortgage Loan Servicing Fees

Mortgage loan servicing fees and other remuneration are received by the Company for servicing mortgage loans. Mortgage loan servicing fees are recorded net of Agency guarantee fees paid by the Company. Mortgage loan servicing fees are recognized as earned over the life of the loans in the servicing portfolio. Mortgage loan servicing fees are deemed to be earned when they are collected.

Share-Based Compensation

The Company amortizes the fair value of previously granted share-based awards to compensation expense over the vesting period using the graded vesting method. Expense relating to share-based awards is included in Compensation expense on the consolidated statements of income.

The initial cost of restricted share units awarded is established at the Company’s closing share price on the date of the award. The Company adjusts the cost of its share-based compensation awards depending on whether the awards are made to its trustees and officers or to non-employees such as officers and employees of affiliates:

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For awards to officers and trustees of the Company, compensation cost relating to restricted share units is generally fixed at the fair value of the award date. Compensation relating to performance share units is adjusted for changes in expected performance attainment in each subsequent reporting period until the units have vested or expired.

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Compensation cost for share-based compensation awarded to employees of the Manager is adjusted to reflect changes in the fair value of awards, including changes in the Company’s share price for both restricted share units and performance share units and, in the case of performance share units, for changes in expected performance attainment in each subsequent reporting period until the award has vested or expired, the service being provided is subsequently completed, or, under certain circumstances, is likely to be completed, whichever occurs first.

The Manager’s estimates of compensation costs reflect the expected portion of share-based compensation awards that are expected to vest.

Income Taxes

The Company has elected to be taxed as a REIT and the Manager believes the Company complies with the provisions of the Internal Revenue Code applicable to REITs. Accordingly, the Manager believes the Company will not be subject to federal income tax on that portion of its REIT taxable income that is distributed to shareholders as long as certain asset, income and share ownership tests are met. If PMT fails to qualify as a REIT, and does not qualify for certain statutory relief provisions, it will be subject to income taxes and may be precluded from qualifying as a REIT for the four tax years following the year of loss of the Company’s REIT qualification.

The Company’s taxable REIT subsidiary is subject to federal and state income taxes. Income taxes are provided for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in the years in which the Manager expects those temporary differences to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period in which the change occurs.

A valuation allowance is established if, in the Manager’s judgment, realization of deferred tax assets is not more likely than not. The Company recognizes a tax benefit relating to tax positions it takes only if it is more likely than not that the position will be sustained upon examination by the appropriate taxing authority. A tax position that meets this standard is recognized as the largest amount that exceeds 50 percent likelihood of being realized upon settlement. The Company will classify any penalties and interest as a component of income tax expense.

As of December 31, 2016 and 2015, the Company was not under examination by any federal or state income taxing authority.